                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended DECEMBER 31, 2009

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    KENSICO CAPITAL MANAGEMENT CORP
Address: 55 RAILROAD AVENUE 2ND FLOOR
         GREENWICH, CT 06830

Form 13F File Number: 28-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
Title: CHIEF OPERATING OFFICER
Phone: (203) 862-5800

Signature, Place, and Date of Signing:


/s/ Joseph Signorile                      GREENWICH, CT            2/16/2010
----------------------------------   -----------------------   -----------------
            [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager;
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28- __________________   __________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       __________

Form 13F Information Table Entry Total:          48

Form 13F Information Table Value Total:   1,911,454
                                         (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

___   28- ________________   ______________________________________

          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ---------------- ---------- -------- ---------------------
                                                                                                        VOTING AUTHORITY
                                 TITLE OF                VALUE      SHARES OR    INVESTMENT   OTHER  ---------------------
       NAME OF ISSUER             CLASS        CUSIP   (X$1000) PRINCIPAL AMOUNT DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- --------------- --------- -------- ---------------- ---------- -------- --------- ------ ----
AEGEAN MARINE PETROLEUM NETW SHS             Y0017S102   10,085       367,012 SH SOLE                  367,012
ARBITRON INC                 COM             03875Q108   16,184       691,050 SH SOLE                  691,050
ATLAS ENERGY INC             COM             049298102   20,778       688,683 SH SOLE                  688,683
ALLEGHENY ENERGY INC         COM             017361106   15,948       679,200 SH SOLE                  679,200
IMMUCOR INC                  COM             452526106    6,578       325,000 SH SOLE                  325,000
CIT GROUP INC                COM NEW         125581801   16,652       603,100 SH SOLE                  603,100
SEACOR HOLDINGS INC          COM             811904101  152,945     2,005,840 SH SOLE                2,005,840
COMCAST CORP NEW             CL A            20030N101   17,534     1,040,000 SH SOLE                1,040,000
COMCAST CORP NEW             CL A SPL        20030N200   27,057     1,690,000 SH SOLE                                 1,690,000
CYPRESS SEMICONDUCTOR CORP   COM             232806109   45,164     4,276,900 SH SOLE                4,276,900
DECKERS OUTDOOR CORP         COM             243537107   23,060       226,700 SH SOLE                  226,700
E M C CORP MASS              COM             268648102    8,789       503,100 SH SOLE                  503,100
EXTERRAN HLDGS INC           COM             30225X103   20,764       968,000 SH SOLE                  968,000
FBR CAPITAL MARKETS CORP     COM             30247C301   11,130     1,800,990 SH SOLE                1,800,990
FISERV INC                   COM             337738108  129,810     2,677,607 SH SOLE                2,677,607
FLOWSERVE CORP               COM             34354P105   84,432       893,180 SH SOLE                  893,180
GILDAN ACTIVEWEAR INC        COM             375916103   36,894     1,513,300 SH SOLE                1,513,300
GREAT PLAINS ENERGY INC      COM             391164100   19,330       996,900 SH SOLE                  996,900
GREAT PLAINS ENERGY INC      UNIT 06/15/2042 391164803    1,340        20,300 SH SOLE                   20,300
HOLOGIC INC                  COM             436440101   14,846     1,023,838 SH SOLE                1,023,838
HILLTOP HOLDINGS INC         COM             432748101    8,706       747,949 SH SOLE                  747,949
INTEROIL CORP                COM             460951106   72,900       949,100 SH SOLE                  949,100
KRAFT FOODS INC              CL A            50075N104   14,325       527,049 SH SOLE                  527,049
COCA COLA CO                 COM             191216100  103,079     1,808,400 SH SOLE                1,808,400
LIZ CLAIBORNE INC            COM             539320101   14,813     2,631,000 SH SOLE                2,631,000
MCDONALDS CORP               COM             580135101   65,337     1,046,400 SH SOLE                1,046,400
MAIDEN HOLDINGS LTD          SHS             G5753U112   42,411     5,793,876 SH SOLE                5,793,876
MONSANTO CO NEW              COM             61166W101  100,961     1,235,000 SH SOLE                1,235,000
ONLINE RES CORP              COM             68273G101    6,366     1,210,200 SH SOLE                1,210,200
PHI INC                      COM VTG         69336T106    5,153       249,532 SH SOLE                  249,532
PHI INC                      COM NON VTG     69336T205      321        15,500 SH SOLE                                    15,500
PHILIP MORRIS INTL INC       COM             718172109  121,048     2,511,900 SH SOLE                2,511,900
PENNYMAC MTG INVT TR         COM             70931T103    1,758       102,300 SH SOLE                  102,300
PLAINS EXPL& PRODTN CO       COM             726505100   24,161       873,500 SH SOLE                  873,500
RANGE RES CORP               COM             75281A109   15,420       309,331 SH SOLE                  309,331
ECHOSTAR CORP                CL A            278768106   34,836     1,729,692 SH SOLE                1,729,692
STARBUCKS CORP               COM             855244109   50,893     2,207,000 SH SOLE                2,207,000
SYNCHRONOSS TECHNOLOGIES INC COM             87157B103    3,390       214,418 SH SOLE                  214,418
SUNPOWER CORP                COM CL A        867652109    1,973        83,300 SH SOLE                   83,300
STAAR SURGICAL CO            COM PAR $0.01   852312305      670       215,400 SH SOLE                  215,400
SOUTHERN UN CO NEW           COM             844030106  143,439     6,318,900 SH SOLE                6,318,900
TEKELEC                      COM             879101103  101,414     6,637,021 SH SOLE                6,637,021
TEXAS INSTRS INC             COM             882508104    7,484       287,200 SH SOLE                  287,200
UNION PAC CORP               COM             907818108   26,327       412,000 SH SOLE                  412,000
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209   51,722     2,240,000 SH SOLE                2,240,000
VERISK ANALYTICS INC         CL A            92345Y106    1,523        50,300 SH SOLE                   50,300
WEBMD HEALTH CORP            COM             94770V102  154,345     4,010,000 SH SOLE                4,010,000
WILLIAMS COS INC DEL         COM             969457100   57,359     2,721,000 SH SOLE                2,721,000

VALUE TOTAL                  ENTRY TOTAL
-----------                  -----------
1,911,454                    48